Nature of the Organization and Business (Details) - Schedule of Consolidated Financial Statements - BaiJiaYun [Member] - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current assets
Cash and cash equivalents	$ 9,403,135	$ 9,765,574
Restricted cash	1,622,591	8,376,345
Short-term investments	5,377,705	7,775,682
Notes receivable	284,432	107,662
Accounts receivable, net	34,328,054	22,522,334
Accounts receivable - related parties	629,652	95,549
Prepayments	4,213,737	1,604,496
Prepayments - related parties		313,678
Inventories	5,567,551	1,831,796
Deferred contract costs		9,555,837
Due from related parties		89,578
Prepaid expenses and other current assets, net	3,623,206	2,467,269
Assets held for sale	23,083,197
Total current assets	88,133,260	64,505,800
Property and equipment, net	286,399	529,988
Intangible assets, net	6,968,025	3,345,419
Operating lease right of use assets, net	381,127	753,686
Deferred tax assets, net	1,825,687	2,193,792
Long-term investments		25,012,046
Goodwill	10,945,553	1,144,824
Other non-current assets	322,315	366,441
Total non-current assets	20,729,106	33,346,196
Total assets	108,862,366	97,851,996
Current liabilities
Short-term borrowings	1,392,854	149,296
Accounts and notes payable	22,140,810	21,898,915
Accounts payable - related parties	70,989
Advance from customers	7,351,274	5,905,599
Advance from customers - related parties		268,905
Income tax payable	218,631	3,716
Deferred revenue	353,141	1,001,372
Deferred revenue - related parties		63,911
Due to related parties	57,921	1,492,961
Operating lease liabilities, current	170,587	328,066
Accrued expenses and other liabilities	4,068,905	4,473,825
Total current liabilities	35,825,112	35,586,566
Deferred tax liabilities	712,633	209,612
Operating lease liabilities, noncurrent	109,074	354,051
Total liabilities	36,646,819	36,150,229
Revenues	65,061,798	68,600,378
Cost of revenues	(52,043,225)	(50,047,764)
Total operating expenses	(11,117,613)	(35,067,782)
Net income (loss)	3,240,890	(12,271,120)
Net cash used in operating activities	(8,020,601)	(15,304,581)
Net cash provided by (used in) investing activities	1,030,853	(27,372,316)
Net cash used in financing activities	$ (679,867)	$ (10,014,503)